SECURITIES AND EXCHANGE COMMISSION
                                    FORM 13F

                             Washington, D.C. 20549

         INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER.

                    Stichting Pensioenfonds ABP
--------------------------------------------------------------------------------
             Name of Institutional Investment Manager            13F File Number

                 P.O. Box 2889, 6401 DJ Heerlen, The Netherlands

    Paul A. Spijkers, President of ABP Investments U.S., Inc. (212) 338-0800
--------------------------------------------------------------------------------
               Business Address (Street, City, State and Zip Code)

Report for the Calendar Year or Quarter Ended: March 31, 1998
If amended report check here: ______________

         ATTENTION -- Intentional misstatements or omissions of facts are Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

         I represent that I am authorized to submit this Form and that all information in this Form and the attachments to it is true, correct and complete, and I understand that all required items, statements and schedules are integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         I am signing this report as required by the Securities Exchange Act of 1934.

    Paul A. Spijkers, President of ABP Investments U.S., Inc. (212) 338-0800
--------------------------------------------------------------------------------
           Name, Title and Phone No. of Person Submitting this Report

          /s/ PAUL A SPIJKERS, President of ABP Investments U.S., Inc.
--------------------------------------------------------------------------------
                Manual Signature of Person Submitting This Report

         New York, N.Y.                                    June   , 1999
--------------------------------------------------------------------------------
         Place Signed (City and State)                       Date Signed

                                    FORM 13F

Page 1 of 8     Name of Reporting Manager Stichting Pensioenfonds ABP
                                          ---------------------------






                                                                                                              Item 6:
                                                                                       Item 5:          Investment Direction
                                  Item 2:            Item 3:            Item 4:      Shares or              (b)Shared
         Item 1:                 Title of             CUSIP          Fair Market     Principal    (a)Sole   As Defined   (c)Shared-
      Name of Issuer               Class             Number             Value*        Amount               in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------------
AMB PROPERTY CORP                   COM             00163T109        14,932,000      720,000 SH                X
AMERICAN HEALTH PPTYS INC           COM             026494104         1,916,000      105,000 SH                X
AMERICAN INDL PPTYS REIT            COM             026791202         4,056,000      349,000 SH                X
AMERICAN REAL ESTATE INV.           COM            0291661058         2,857,000      214,000 SH                X
CORP
APARTMENT INVST & MGMT CO           CL  A           03748R101        47,268,000    1,304,000 SH                X
ARCHSTONE COMMUNITIES TR            SH BEN          039581103        12,149,000      604,000 SH                X
                                    INT
ARDEN  RLTY GROUP INC               COM             039793104        28,623,000    1,286,000 SH                X
ASSOCIATED ESTATES RLTY CORP        COM             045604105           996,000       95,000 SH                X
AVALON BAY CMNTYS INC               COM             053484101       131,435,000    4,156,000 SH                X
BEDFORD PPTY INVS INC               COM PAR         76446301          1,398,000       96,000 SH                X
BERKSHIRE RLTY INC                  COM             84710102          3,279,000      293,000 SH                X
BOSTON PROPERTIES INC               COM             101121101        29,495,000      933,000 SH                X
BRADLEY REAL ESTATE INC             COM             104580105         7,343,000      405,000 SH                X
BRANDYWINE RLTY TR                  SH BEN          105368203         3,958,000      244,000 SH                X
                                    INT
BRE PPTYS                           CL A            05564E106         4,216,000      186,000 SH                X
BURNHAM PACIFIC PPTYS INC           COM             12232C108         1,416,000      135,000 SH                X
CABOT INDUSTRIAL TRUST              COM             127072106         3,775,000      200,000 SH                X
CAMDEN PPTY TR                      SH BEN          133131102         7,460,000      301,000 SH                X
                                    INT


                                                                 (SEC USE ONLY)
                                                                        :


                                    Item 7:                  Item 8
         Item 1:                   Managers         Voting Authority (Shares)
      Name of Issuer            See Instr. V      (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------
AMB PROPERTY CORP                                                X
AMERICAN HEALTH PPTYS INC                                        X
AMERICAN INDL PPTYS REIT                                         X
AMERICAN REAL ESTATE INV.                                        X
CORP
APARTMENT INVST & MGMT CO                                        X
ARCHSTONE COMMUNITIES TR                                         X

ARDEN  RLTY GROUP INC                                            X
ASSOCIATED ESTATES RLTY CORP                                     X
AVALON BAY CMNTYS INC                                            X
BEDFORD PPTY INVS INC                                            X
BERKSHIRE RLTY INC                                               X
BOSTON PROPERTIES INC                                            X
BRADLEY REAL ESTATE INC                                          X
BRANDYWINE RLTY TR                                               X

BRE PPTYS                                                        X
BURNHAM PACIFIC PPTYS INC                                        X
CABOT INDUSTRIAL TRUST                                           X
CAMDEN PPTY TR                                                   X

                                    FORM 13F

Page 2 of 8     Name of Reporting Manager Stichting Pensioenfonds ABP
                                          ---------------------------





                                                                                                              Item 6:
                                                                                       Item 5:          Investment Direction
                                  Item 2:            Item 3:            Item 4:      Shares or              (b)Shared
         Item 1:                 Title of             CUSIP          Fair Market     Principal    (a)Sole   As Defined   (c)Shared-
      Name of Issuer               Class             Number             Value*        Amount               in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------------
CARRAMERICA RLTY CORP               COM             144418100        17,186,000      779,000 SH                X
CATELLUS DEV CORP                   COM             149111106         4,740,000      354,000 SH                X
CBL & ASSOC PPTYS INC               COM             124830100        40,438,000    1,739,000 SH                X
CCA PRISON REALTY TRUST             COM            12486R1086         7,247,000      416,000 SH                X
CENTERPOINT PROPERTIES TRUST        SH BEN          151895109         2,655,000       85,000 SH                X
                                    INT
CHARLES E SMITH RESDNTL RLTY        COM            8321971074         3,118,000      101,000 SH                X
CHATEAU COMMUNITIES INC             COM             161726104         3,236,000      118,000 SH                X
CHELSEA GCA RLTY INC                COM             163262108         5,304,000      190,000 SH                X
COLONIAL PPTYS TR                   COM             195872106         2,801,000      110,000 SH                X
                                    SH BEN
                                    INT
COMMERCIAL NET LEASE RLTY           COM             202218103         3,023,000      270,000 SH                X
INC
CORNERSTONE PPTYS                   COM             21922H103         7,895,000      540,000 SH                X
CORNERSTONE RLTY INCOME TR          COM             21922V102         1,929,000      182,000 SH                X
NC
CRESCENT REAL ESTATE EQUITIES       COM             225756105        10,957,000      510,000 SH                X
CRESTLINE CAPITAL CORP.             COM             226153104           804,000       52,000 SH                X
DEVELOPERS DIVERSIFIED              COM             251591103         6,700,000      468,000 SH                X
REALTY CO




                                    Item 7:                  Item 8
         Item 1:                   Managers         Voting Authority (Shares)
      Name of Issuer            See Instr. V      (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------
CARRAMERICA RLTY CORP                                            X
CATELLUS DEV CORP                                                X
CBL & ASSOC PPTYS INC                                            X
CCA PRISON REALTY TRUST                                          X
CENTERPOINT PROPERTIES TRUST                                     X

CHARLES E SMITH RESDNTL RLTY                                     X
CHATEAU COMMUNITIES INC                                          X
CHELSEA GCA RLTY INC                                             X
COLONIAL PPTYS TR                                                X


COMMERCIAL NET LEASE RLTY                                        X
INC
CORNERSTONE PPTYS                                                X
CORNERSTONE RLTY INCOME TR                                       X
NC
CRESCENT REAL ESTATE EQUITIES                                    X
CRESTLINE CAPITAL CORP.                                          X
DEVELOPERS DIVERSIFIED                                           X
REALTY CO

                                    FORM 13F

Page 3 of 8     Name of Reporting Manager Stichting Pensioenfonds ABP
                                          ---------------------------





                                                                                                              Item 6:
                                                                                       Item 5:          Investment Direction
                                  Item 2:            Item 3:            Item 4:      Shares or              (b)Shared
         Item 1:                 Title of             CUSIP          Fair Market     Principal    (a)Sole   As Defined   (c)Shared-
      Name of Issuer               Class             Number             Value*        Amount               in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY INVT INC                COM             264411505        15,329,000      713,000 SH                X
EASTGROUP PPTY INC                  COM             277276101         1,109,000       69,000 SH                X
EQUITY INNS INC                     COM             294703103         1,307,000      154,000 SH                X
EQUITY OFFICE PROPERTIES            COM             294741103       364,947,000   14,347,000 SH                X
TRUST
EQUITY RESIDENTIAL PPTYS TR         SH BEN          29476L107       214,304,000    5,195,000 SH                X
                                    INT
ESSEX PPTYS TR INC                  COM             297178105         1,833,000       70,000 SH                X
FEDERAL REALTY INVT TR              SH BEN          313747206        60,762,000    2,868,000 SH                X
                                    INT
FELCOR LODGING TRUST INC            COM             31430F101         6,634,000      286,000 SH                X
FIRST INDUSTRIAL REALTY TRUST       COM             32054K103        21,149,000      884,000 SH                X
FOREST CITY ENTERPRISES             CL A            345550107           634,000       26,000 SH                X
FRANCHISE FIN CORP AMERICA          COM             351807102         4,886,000      232,000 SH                X
GABLES RESIDENTIAL TR               SH BEN          362418105        32,992,000    1,495,000 SH                X
                                    INT
GENERAL GROWTH PROPERTIES           COM            3700211077         4,891,000      151,000 SH                X
GLENBOROUGH RLTY TR INC             COM             37803P105         2,276,000      134,000 SH                X
GLIMCHER RLTY TR                    SH BEN          379302102         1,438,000      100,000 SH                X
                                    INT




                                    Item 7:                  Item 8
         Item 1:                   Managers         Voting Authority (Shares)
      Name of Issuer            See Instr. V      (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------
DUKE REALTY INVT INC                                             X
EASTGROUP PPTY INC                                               X
EQUITY INNS INC                                                  X
EQUITY OFFICE PROPERTIES                                         X
TRUST
EQUITY RESIDENTIAL PPTYS TR                                      X

ESSEX PPTYS TR INC                                               X
FEDERAL REALTY INVT TR                                           X

FELCOR LODGING TRUST INC                                         X
FIRST INDUSTRIAL REALTY TRUST                                    X
FOREST CITY ENTERPRISES                                          X
FRANCHISE FIN CORP AMERICA                                       X
GABLES RESIDENTIAL TR                                            X

GENERAL GROWTH PROPERTIES                                        X
GLENBOROUGH RLTY TR INC                                          X
GLIMCHER RLTY TR                                                 X

                                    FORM 13F

Page 4 of 8     Name of Reporting Manager Stichting Pensioenfonds ABP
                                          ---------------------------





                                                                                                              Item 6:
                                                                                       Item 5:          Investment Direction
                                  Item 2:            Item 3:            Item 4:      Shares or              (b)Shared
         Item 1:                 Title of             CUSIP          Fair Market     Principal    (a)Sole   As Defined   (c)Shared-
      Name of Issuer               Class             Number             Value*        Amount               in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------------
GROVE PPTY TR                       SH BEN          399613108         4,628,000      394,000 SH                X
                                    INT
HEALTH CARE PPTYS INVS INC          COM             421915109         3,757,000      131,000 SH                X
HEALTHCARE RLTY TR                  COM             421946104         3,187,000      168,000 SH                X
HIGHWOODS PPTYS INC                 COM             431284108         9,761,000      414,000 SH                X
HOSPITALITY PPTYS TR                COM SH          44106M102         4,886,000      181,000                   X
                                    BEN INT
HOST MARRIOT CORP                   COM             441078102         6,327,000      569,000 SH                X
HRPT PROPERTIES TRUST               COM SH         40426W1018         7,484,000      554,000 SH                X
                                    BEN INT
INSIGNIA PROPERTIES TRUST           COM             45766D100         2,973,000      214,000 SH                X
IRT PROPERTY INC                    COM             450058102         1,235,000      140,000 SH                X
IRVINE APT CMNTYS INC               COM             463606103         2,794,000       85,000 SH                X
JDN RLTY CORP                       COM             465917102         3,476,000      175,000 SH                X
JP REALTY CORP                      COM             46624A106         1,464,000       74,000 SH                X
KILROY RLTY CORP                    COM             49427F108         3,472,000      169,000 SH                X
KIMCO RLTY TR                       COM             49446R109        10,445,000      283,000                   X
KOGER EQUITY INC                    COM            5002281013         1,507,000      112,000 SH                X
KRANZCO RLTY TR                     COM SH          50076E103           525,000       44,000 SH                X
                                    BEN INT




                                    Item 7:                  Item 8
         Item 1:                   Managers         Voting Authority (Shares)
      Name of Issuer            See Instr. V      (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------
GROVE PPTY TR                                                    X

HEALTH CARE PPTYS INVS INC                                       X
HEALTHCARE RLTY TR                                               X
HIGHWOODS PPTYS INC                                              X
HOSPITALITY PPTYS TR                                             X

HOST MARRIOT CORP                                                X
HRPT PROPERTIES TRUST                                            X

INSIGNIA PROPERTIES TRUST                                        X
IRT PROPERTY INC                                                 X
IRVINE APT CMNTYS INC                                            X
JDN RLTY CORP                                                    X
JP REALTY CORP                                                   X
KILROY RLTY CORP                                                 X
KIMCO RLTY TR                                                    X
KOGER EQUITY INC                                                 X
KRANZCO RLTY TR                                                  X

                                    FORM 13F

Page 5 of 8     Name of Reporting Manager Stichting Pensioenfonds ABP
                                          ---------------------------





                                                                                                              Item 6:
                                                                                       Item 5:          Investment Direction
                                  Item 2:            Item 3:            Item 4:      Shares or              (b)Shared
         Item 1:                 Title of             CUSIP          Fair Market     Principal    (a)Sole   As Defined   (c)Shared-
      Name of Issuer               Class             Number             Value*        Amount               in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY PPTY TR                     SH BEN          531172104        56,925,000    2,743,000 SH                X
                                    INT
MACERICH CO                         COM             554382101        27,164,000    1,197,000 SH                X
MACK CALI REALTY CORP               COM             554489104        29,272,000      997,000 SH                X
MANUFACTURED HOME CMNTYS            COM             564682102         2,642,000      110,000 SH                X
INC
MEDITRUST INC                       PAIRED          58501T306         7,939,000      638,000 SH                X
                                    CTF
MERIDIAN INDL TR INC                COM             589643105         4,650,000      200,000 SH                X
MERISTAR HOSPITALITY CORP           COM            58984Y1038         5,768,000      317,000 SH                X
MID-AMER APT CMNTYS INC                             59522J103         1,699,000       79,000 SH                X
MILLS CORP                          COM             601148109         1,827,000      102,000 SH                X
NATIONAL GOLF PPTYS INC             COM             63623G109         1,160,000       53,000 SH                X
NATIONWIDE HEALTH PPTYS INC         COM             638620104         3,701,000      195,000 SH                X
NEW PLAN EXCEL RLTY TR INC          SH BEN          648053106        97,526,000    5,083,000 SH                X
                                    INT
PACIFIC GULF PPTYS INC              COM             694396102         1,520,000       84,000 SH                X
PATRIOT AMERN HOSPITALITY           PAIRED          703352203         6,434,000    1,255,000 SH                X
DEL
PENNSYLVANIA REAL ESTATE            SH BEN          709102107         1,049,000       56,000 SH                X
INVT TR                             INT




                                    Item 7:                  Item 8
         Item 1:                   Managers         Voting Authority (Shares)
      Name of Issuer            See Instr. V      (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------
LIBERTY PPTY TR                                                  X

MACERICH CO                                                      X
MACK CALI REALTY CORP                                            X
MANUFACTURED HOME CMNTYS                                         X
INC
MEDITRUST INC                                                    X

MERIDIAN INDL TR INC                                             X
MERISTAR HOSPITALITY CORP                                        X
MID-AMER APT CMNTYS INC                                          X
MILLS CORP                                                       X
NATIONAL GOLF PPTYS INC                                          X
NATIONWIDE HEALTH PPTYS INC                                      X
NEW PLAN EXCEL RLTY TR INC                                       X

PACIFIC GULF PPTYS INC                                           X
PATRIOT AMERN HOSPITALITY                                        X
DEL
PENNSYLVANIA REAL ESTATE                                         X
INVT TR

                                    FORM 13F

Page 6 of 8     Name of Reporting Manager Stichting Pensioenfonds ABP
                                          ---------------------------





                                                                                                              Item 6:
                                                                                       Item 5:          Investment Direction
                                  Item 2:            Item 3:            Item 4:      Shares or              (b)Shared
         Item 1:                 Title of             CUSIP          Fair Market     Principal    (a)Sole   As Defined   (c)Shared-
      Name of Issuer               Class             Number             Value*        Amount               in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC                      COM             737464107        10,238,000      284,000 SH                X
PRENTISS PPTYS TR                   SH BEN          740706106         3,058,000      164,000 SH                X
                                    INT
PRIME GROUP REALTY TRUST            SH BEN          74158J103         2,052,000      155,000 SH                X
                                    INT
PRIME RETAIL INC                    COM             741570105         1,578,000      180,000 SH                X
PRISON RLTY CORP                    COM             74264N105         1,388,000       80,000 SH                X
PRO LOGIS TR                        SH BEN          743410102        13,663,000      666,000 SH                X
                                    INT
PS BUSINESS PKS INC CALIF           COM             69360J107         4,794,000      219,000 SH                X
PUBLIC STORAGE INC.                 COM             74460D109        19,320,000      773,000 SH                X
RAMCO GERSHENSON PPTYS TR           COM             751452202         3,825,000      240,000 SH                X
                                    SH BEN
                                    INT
REALTY INCOME CORP                  COM             756109104         2,376,000      113,000 SH                X
RECKSON ASSOCS RLTY CORP            COM             75621K106         7,039,000      342,000 SH                X
RECKSON ASSOCS RLTY 7.625%          PFD CV          75621K205         3,668,000      180,000 SH                X
                                    SER A%
RFS HOTEL INVESTMENTS INC           COM             74955J108         1,213,000      105,000 SH                X
ROUSE CO                            COM             779273101        98,344,000    4,432,000 SH                X
SECURITY CAP GROUP INC              CL  A           81413P105        26,409,000       44,000 SH                X




                                    Item 7:                  Item 8
         Item 1:                   Managers         Voting Authority (Shares)
      Name of Issuer            See Instr. V      (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------
POST PPTYS INC                                                   X
PRENTISS PPTYS TR                                                X

PRIME GROUP REALTY TRUST                                         X

PRIME RETAIL INC                                                 X
PRISON RLTY CORP                                                 X
PRO LOGIS TR                                                     X

PS BUSINESS PKS INC CALIF                                        X
PUBLIC STORAGE INC.                                              X
RAMCO GERSHENSON PPTYS TR                                        X


REALTY INCOME CORP                                               X
RECKSON ASSOCS RLTY CORP                                         X
RECKSON ASSOCS RLTY 7.625%                                       X

RFS HOTEL INVESTMENTS INC                                        X
ROUSE CO                                                         X
SECURITY CAP GROUP INC                                           X

                                    FORM 13F

Page 7 of 8     Name of Reporting Manager Stichting Pensioenfonds ABP
                                          ---------------------------





                                                                                                              Item 6:
                                                                                       Item 5:          Investment Direction
                                  Item 2:            Item 3:            Item 4:      Shares or              (b)Shared
         Item 1:                 Title of             CUSIP          Fair Market     Principal    (a)Sole   As Defined   (c)Shared-
      Name of Issuer               Class             Number             Value*        Amount               in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------------
SECURITY CAPITAL US REALTY                        lu 0060100673
SHURGARD STORAGE CTRS INC           COM             82567D104         3,061,000      121,000 SH                X
SIMON PROPERTY GROUP NEW            COM             828806109       172,928,000    6,303,000 SH                X
SL GREEN REALTY CORP                COM             78440X101        12,108,000      644,000 SH                X
SOVRAN SELF STORAGE INC             COM             84610H108         1,206,000       52,000 SH                X
SPIEKER PPTYS INC                   COM             848497103        18,020,000      511,000 SH                X
STARWOOD LODGING TR                 COMBND          855905204         6,208,000      217,000 SH                X
                                    CTF
STORAGE USA INC INC                 COM             861907103         7,116,000      251,000 SH                X
SUMMIT   PPTYS INC                  COM             866239106         1,791,000      107,000 SH                X
SUN COMMUNITIES INC                 COM             866674104         5,772,000      182,000 SH                X
TAUBMAN CTRS INC                    COM             876664103        30,839,000    2,517,000 SH                X
TOWER REALTY TR INC                 COM             89185E109         8,835,000      467,000 SH                X
TRINET CORP RLTY TR INC             COM             896287109         2,662,000      105,000 SH                X
TRIZEC HAHN CORP SUB VOT AM         SUB VTG        8969381075           184,000       10,000 SH                X
NOT
UNITED DOMINION RLTY TR INC         COM             910197102         4,476,000      437,000 SH                X
URBAN SHOPPING CENTERS INC          COM             917060105         2,146,000       75,000 SH                X
VORNADO OPERATING CO                COM             92904N103            59,000       10,000 SH                X




                                    Item 7:                  Item 8
         Item 1:                   Managers         Voting Authority (Shares)
      Name of Issuer            See Instr. V      (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------
SECURITY CAPITAL US REALTY
SHURGARD STORAGE CTRS INC                                        X
SIMON PROPERTY GROUP NEW                                         X
SL GREEN REALTY CORP                                             X
SOVRAN SELF STORAGE INC                                          X
SPIEKER PPTYS INC                                                X
STARWOOD LODGING TR                                              X

STORAGE USA INC INC                                              X
SUMMIT   PPTYS INC                                               X
SUN COMMUNITIES INC                                              X
TAUBMAN CTRS INC                                                 X
TOWER REALTY TR INC                                              X
TRINET CORP RLTY TR INC                                          X
TRIZEC HAHN CORP SUB VOT AM                                      X
NOT
UNITED DOMINION RLTY TR INC                                      X
URBAN SHOPPING CENTERS INC                                       X
VORNADO OPERATING CO                                             X

                                    FORM 13F

Page 8 of 8     Name of Reporting Manager Stichting Pensioenfonds ABP
                                          ---------------------------





                                                                                                              Item 6:
                                                                                       Item 5:          Investment Direction
                                  Item 2:            Item 3:            Item 4:      Shares or              (b)Shared
         Item 1:                 Title of             CUSIP          Fair Market     Principal    (a)Sole   As Defined   (c)Shared-
      Name of Issuer               Class             Number             Value*        Amount               in Instr. V     Other
------------------------------------------------------------------------------------------------------------------------------------
VORNADO REALTY TR                   SH BEN          929042109        19,078,000      553,000 SH                X
                                    INT
WALDEN RESIDENTIAL PPTYS INC        COM             931210108         1,347,000       76,000 SH                X
WASHINTON REAL ESTATE  INVT         SH BEN          939653101         2,456,000      151,000 SH                X
TR                                  INT
WEEKS CORP                          COM             94856P102         9,381,000      328,000 SH                X
WEINGARTEN RLTY INVESTMENTS         SH BEN          948741103         4,454,000      112,000 SH                X
                                    INT
WELLSFORD REAL PPTYS INC            COM             950240101         1,615,000      185,000 SH                X
WINSTON HOTELS INC                  COM             97563A102           554,000       69,000 SH                X
COLUMN TOTALS                                                         316296000     13483000 SH                X
------------------------------------------------------------------------------------------------------------------------------------




                                    Item 7:                  Item 8
         Item 1:                   Managers         Voting Authority (Shares)
      Name of Issuer            See Instr. V      (a) Sole  (b) Shared  (c) None
--------------------------------------------------------------------------------
VORNADO REALTY TR                                                X

WALDEN RESIDENTIAL PPTYS INC                                     X
WASHINTON REAL ESTATE  INVT                                      X
TR
WEEKS CORP                                                       X
WEINGARTEN RLTY INVESTMENTS                                      X

WELLSFORD REAL PPTYS INC                                         X
WINSTON HOTELS INC                                               X
COLUMN TOTALS                                                    X
--------------------------------------------------------------------------------

* Per item 4 of instructions, these amounts have been rounded to the nearest thousand of dollars, with 000 omitted.